Accounts receivable, net	12 Months Ended
Feb. 01, 2014
Accounts receivable, net

10. Accounts receivable, net

Signet’s accounts receivable primarily consist of US customer in-house financing receivables. The accounts receivable portfolio consists of a population that is of similar characteristics and is evaluated collectively for impairment. The allowance is an estimate of the losses as of the balance sheet date, and is calculated using a proprietary model that analyzes factors such as delinquency rates and recovery rates. A 100% allowance is made for any amount that is more than 90 days aged on a recency basis and any amount associated with an account the owner of which has filed for bankruptcy, as well as an allowance for those amounts 90 days aged and under, based on historical loss information and payment performance. The calculation is reviewed by management to assess whether, based on economic events, additional analyses are required to appropriately estimate losses inherent in the portfolio.

	February 1, 2014	February 2, 2013
(in millions)
Accounts receivable by portfolio segment, net:
US customer in-house finance receivables	$1,356.0	$1,192.9
Other accounts receivable	18.0	12.4

Total accounts receivable, net	$1,374.0	$1,205.3

Signet grants credit to customers based on a variety of credit quality indicators, including consumer financial information and prior payment experience. On an ongoing basis, management monitors the credit exposure based on past due status and collection experience, as it has found a meaningful correlation between the past due status of customers and the risk of loss.

Other accounts receivable is comprised primarily of gross accounts receivable relating to the insurance loss replacement business in the UK division of $12.8 million (Fiscal 2013: $13.0 million), with a corresponding valuation allowance of $0.3 million (Fiscal 2013: $0.6 million).

Allowance for credit losses on US customer in-house finance receivables:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Beginning balance:	$(87.7)	$(78.1)	$(67.8)
Charge-offs	128.2	112.8	92.8
Recoveries	26.0	21.8	19.3
Provision	(164.3)	(144.2)	(122.4)

Ending balance	$(97.8)	$(87.7)	$(78.1)
Ending receivable balance evaluated for impairment	1,453.8	1,280.6	1,155.5

US customer in-house finance receivables, net	$1,356.0	$1,192.9	$1,077.4

Net bad debt expense is defined as the provision expense less recoveries.

Credit quality indicator and age analysis of past due US customer in-house finance receivables:

	February 1, 2014		February 2, 2013		January 28, 2012
	Gross	Valuation allowance	Gross	Valuation allowance	Gross	Valuation allowance
(in millions)
Performing:
Current, aged 0 – 30 days	$1,170.4	$(36.3)	$1,030.3	$(33.8)	$932.6	$(28.9)
Past due, aged 31 – 90 days	229.9	(8.0)	203.9	(7.5)	180.2	(6.5)
Non Performing:
Past due, aged more than 90 days	53.5	(53.5)	46.4	(46.4)	42.7	(42.7)

	$1,453.8	$(97.8)	$1,280.6	$(87.7)	$1,155.5	$(78.1)

	February 1, 2014		February 2, 2013		January 28, 2012
	Gross	Valuation allowance	Gross	Valuation allowance	Gross	Valuation allowance
(as a percentage of the ending receivable balance)
Performing	96.3%	3.2%	96.4%	3.3%	96.3%	3.2%
Non Performing	3.7%	100.0%	3.6%	100.0%	3.7%	100.0%
	100.0%	6.7%	100.0%	6.8%	100.0%	6.8%